Discontinued Operations - Summary of the Carrying Amount of Assets and Liabilities Presented as Held for Sale (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Discontinued Operations [Line Items]
Inventories	$ 1,824.6	$ 1,774.1
Property, plant and equipment	1,816.8	1,938.8	$ 2,004.3
Intangible assets	494.9	603.8	$ 665.1
Deferred tax assets	436.2	345.7
Other assets	69.7	68.6
Trade payables and accruals	1,515.2	1,223.8
Provisions	737.4	797.1
Deferred tax liabilities	34.4	58.8
Other liabilities	46.6	27.1
Discontinued operations [member]
Discontinued Operations [Line Items]
Inventories	13.6	66.6
Property, plant and equipment	69.4	98.5
Intangible assets	38.7	36.9
Deferred tax assets	0.0	80.6
Other assets	4.4	10.1
Assets classified as held for sale	126.1	292.7
Trade payables and accruals	8.8	22.5
Provisions	6.9	42.6
Deferred tax liabilities	8.7	0.0
Other liabilities	2.4	18.1
Liabilities associated to assets classified as held for sale	26.8	83.2
Assets net of liabilities held for sale	$ 99.3	$ 209.5